INCOME TAXES	12 Months Ended
Sep. 30, 2015
Income Taxes
INCOME TAXES:

NOTE 8 – INCOME TAXES:

US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 35%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013, 26.5% in the year 2014 and 25% in the year 2015 and onwards.

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax bases of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of September 30 2015, 2014 and 2013 is as follows:

	2015	2014	2013
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$6,331	$3,267	$2,502
Valuation allowance	(6,331)	(3,267)	(2,502)
	$0	$0	$0

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.

U.S. dollars in thousands
Valuation allowance, September 30, 2014	$3,267
Increase	3,064
Valuation allowance, September 30, 2015	$6,331

Carry forward losses of the Company are approximately $14,130 thousand at September 30, 2015 and available throughout 2035.

Carry forward losses of the Israeli subsidiary are approximately $3,138 thousand at September 30, 2015 and have no expiration date.

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Operations, is as follows:

	Year ended December 31,
	2015	2014	2013
Loss before taxes, as reported in the
consolidated statements of operations	$7,462	$7,376	$1,970

Federal statutory rate	35%	35%	35%

Theoretical tax benefit on the above
amount at federal statutory tax rate	2,612	2,582	690

Losses and other items for which a valuation allowance
Was provided or benefit from loss carry forward	(2,612)	(2,582)	(690)

Actual tax expense	—	—	—